Share-based payments (Details 1)	12 Months Ended
	Mar. 31, 2020 ₨ / shares	Mar. 31, 2019 ₨ / shares	Mar. 31, 2018 ₨ / shares	Mar. 31, 2017 ₨ / shares
Statement [Line Items]
Number outstanding	11,056,100	4,588,300	5,180,440	5,837,400
Weighted average exercise price		₨ 78.84
Number exercisable	4,281,090	4,441,848	4,340,070
Weighted average exercise price	₨ 70.90	₨ 78.84	₨ 78.79	₨ 73.55
Bottom of range [member]
Statement [Line Items]
Range of exercise price	57.66	₨ 57.66	57.66
Weighted average exercise price	₨ 70.90		₨ 57.66
Weighted average remaining contractual life	9 months 18 days	9 months 18 days	21 days
Top of range [member]
Statement [Line Items]
Range of exercise price	₨ 146.23	₨ 146.23	₨ 146.23
Weighted average exercise price			₨ 146.23
Weighted average remaining contractual life	5 years 10 months 2 days	5 years 10 months 2 days	4 years 9 months 21 days